STAAR Investment Trust

604 McKnight Park Dr.
Pittsburgh, PA 15237
Phone 412-367-9076
Fax 412-367-9141

Semi-Annual Report
January 1 to June 30, 1999




Our Purpose: To Increase Your Assets and Income


Letter to  Shareholders
September 12, 1999

Dear Shareholder:
	The first half of 1999 saw the continuation of the bull market in domestic stocks. International stocks, especially in emerging markets, surged ahead after a tough 1998. However, rising interest rates caused bonds to suffer losses.
	Overall, I am pleased with our performance. I am happy to report that Morningstar ranked four of the Funds highly in their categories.
	Looking ahead, I expect continued volatility in both domestic and foreign stock markets. Concerns about inflation and higher interest rates will be a big factor. While I do not expect the Y2K computer issue to create a huge problem in this country, some conservative behavior could affect markets toward the end of the year, and there is always the possibility of isolated computer problems that could affect your investments. Some other countries are less compliant than the United
States.
	The Federal Reserve's determination to prevent higher inflation has resulted in higher interest rates. The last time the Fed preemptively attacked inflation was 1994, a year in which most bond investments lost money. Hopefully, the Fed will not need to raise rates much further, if at all, which should stabilize the bond market and help support stocks.
	Overall, the economy is remarkably healthy. Barring another international monetary crisis or some other catastrophic event, the beginning of the new century looks very promising. The momentous technological advancements heralded in the advent of the personal computer and the Internet are the equivalent of the technological advances of the late 1800's and early 1900's. That period saw a tremendous increase in productivity and leaps in standards of living. The early part of this new century could see the greatest advancements in history.
	I anticipate excellent opportunities for investors. While there will continue to be significant risks, long term investors will have potential rewards which parallel economic progress. I look forward to serving you during these exciting times.
	The detailed information in this report is provided to assist you in understanding your investment. Please feel free to call me personally if you have a question.
	On behalf of the Trustees and people of STAAR Financial Advisors, Inc., I want to thank you for your continued confidence in us. We remain deeply grateful for you and committed to your well being.

Sincerely Yours,



J. Andre Weisbrod, Trustee
President, STAAR Financial Advisors, Inc., Advisor to the Trust


Visit Our Web Site:
www.staarinvest.com


* Articles

* Working Principles

* Funny File (We can't take everything too seriously, including ourselves)

* Performance Updates

* Prospectus and Application Form

* Q & A (This is a place to ask questions and get answers. We hope to begin collecting questions this month, and we will publish the first ones next month)

We invite your comments, and you may even submit material to the Funny File. Our objective is to update information by the second week of the month.



Y2K Compliance Update:

     As you are probably aware, January 1, 2000, is a critical date for anyone and any business dependent on computers. The Securities and Exchange Commission has required all mutual funds to file progress reports with them and to provide ongoing reports to shareholders regarding compliance. These reports are available upon request.
     In brief, a third party has tested the internal hardware and software systems critical to the management of the Trust and those tests indicated that our critical systems were compliant. We continue to check with third-party entities regarding their status. While we can offer no guarantees, we are optimistic that the systems involved in managing and administrating the Funds will be functional.



Perspective & Performance
Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.


Intermediate Bond Fund
	We are pleased to report that Morningstar ranked the IBF in the top 10% of all funds in the Intermediate-term Bond Funds category for the 12-month period ending 6/30/99.
	The Federal Reserve has raised interest rates as part of its strategy to prevent higher inflation. This caused the value of bonds to go down, and resulted in a slight negative return for the first six months of 1999. As long as inflation does not increase significantly, interest rates should not rise much higher over the next few months and could go lower. Much depends on how the Federal Reserve interprets the risks of inflation. There is still a possibility of another quarter point rate hike by the Fed.


Performance for periods ending 6/30/99 1.

Description      Last Quarter  Year-to-Date  One Year  Three Year Avg. Annual
Return2   Since Public Inception (5/28/97)2   Since Private Inception (4/4/96) 2

Intermediate
Bond Fund (IBF)
A high grade
general bond
portfolio of
US Gov't, Gov't
Agency and
Investment
Grade Corp.
Bonds with an
average maturity
usually between
3 and 7 years.   -0.5%         -0.7%         3.3%      6.1%
5 .9%                               4.6%

Lehman Bros
Intermed Gov/
Corp Index       -0.4%         -0.6%         4.2%      6.6%
6.8%                                6.3%

Morningstar
Interm-Term
Bd Fd Avg        -1.2%         -1.8%         1.8%      6.3%
6.2%                                5.9%


Current Yield as of 06/30/99 ........................... 6.0% 3
S.E.C. Yield as of 06/30/99 ............................ 5.3%4
Average Maturity ....................................... 4.4 Years
Portfolio Turnover ..................................... 9.3%

1 Total returns include reinvested dividends and gains.
2 The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.
3 Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses)
4 S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Long Term Bond Fund
	We are pleased to report that Morningstar ranked the LTBF in the top 18% of all funds in the Long-term Bond Funds category for the past
12 months and in the top 21% for the past three years.  (Periods ending
6/30/99.)
	Rising interest rates caused continued declines in long-term bond values during the first half of 1999. If inflation remains tame and the Federal Reserve does not raise rates again, bond values could stabilize and even rise by year end.

Performance for periods ending 6/30/99 1

Description      Last Quarter  Year-to-Date  One Year  Three Year Avg. Annual
Return2   Since Public Inception (5/28/97) 2    Since Private Incept.(4/4/96)2

Long Term Bond
Fund (LTBF)
A high grade
general bond
portfolio of US
Gov't, Gov't
Agency and
Investment
Grade Corporate
Bonds with an
average
maturity over
10 years.        -1.0%         -2.2%         2.5%      7.6%
8.4%                                  6.8%

Lehman Bros
Long-Trm Gov/
Corp Index       -2.7%         -6.0%         -0.6%     8.6%
9.3%                                  8.0%

Morningstar
Long-Term Bd
Fds Avg          -1.4%         -2.1%         0.3%      6.8%
6.5%                                  6.4%


Current Yield as of 06/30/99 ........................... 6.6% 3
S.E.C. Yield as of 06/30/99 ............................ 5.5% 4
Average Maturity ....................................... 16.4 Years
Portfolio Turnover ..................................... 4.4%

1 Total returns include reinvested dividends and gains.
2 The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.
3 Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses)
4 S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.


Larger Company Stock Fund
	While there has been improvement since last year, the LCSF still has not performed as well as we would like. We have been continually evaluating the other mutual funds owned by the LCSF, and have made some changes over the past year. The overall track records and positioning of these funds are appropriate to the objectives of the Fund. We hope to see
better relative performance as we move ahead.   Overall market conditions
are favorable, but risks include more increases in inflation/interest, negative earnings surprises, Y2K behavior or an unknown event, any of which could trigger market declines.

Performance for periods ending 6/30/99 1

Description      Last Quarter  Year-to-Date  One Year  Three Year Avg. Annual
Return2   Since Public Inception (5/28/97) 2    Since Private Inception 4/4/96)2

Larger Co. Stock
Fund (LCSF)
A fund of funds
investing in
funds that
invest in large
and larger
mid-cap stocks
with the
objective of
Growth with some
Income.
Individual
stocks may be
owned            6.7%          10.3%         13.6%     18.8%
17.9%                                 18.0%

Dow Jones
Industrial
Average          12.5%         20.5%         24.7%     27.0%
22.9%                                 24.7%

S&P 500
Index            7.1%          12.4%         22.8%     29.1%
27.7%                                 27.8%

Morningstar
Growth & Inc
Fds Avg          8.5%          10.7%         15.6%     22.6%
21.1%                                 21.6%

Portfolio Turnover .................................. 16.0%

1 Total returns include reinvested dividends and gains.
2 The Fund's public registration with the S.E.C. was effective 5/28/97.
The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.


Smaller Company Stock Fund
	The second quarter produced strong gains in smaller stocks. After a number of years trailing large companies, a shift favoring small companies could be coming. Of course one quarter does not make a long-term trend, but this certainly is a positive sign for small companies.
	Unfortunately, after a number of above-average years, the SCSF underperformed the averages during the second quarter. We believe the Fund owns some excellent mutual funds, which over time should continue to produce acceptable performance. We continually monitor them, and will consider any appropriate changes.

Performance for periods ending 6/30/99 1

Description      Last Quarter  Year-to-Date  One Year  Three Year Avg. Annual
Return2   Since Public Inception (5/28/97) 2    Since Private Inception(4/4/96)2

Smaller Co.
Stock Fund (SCSF)
A fund of funds
investing in
funds that
invest in small,
micro-cap and
smaller mid-cap
stocks with an
objective of long
term growth.
Individual stocks
may be owned.    10.8%         5.0%          0.8%      8.5%
10.4%                                  9.2%

Russell 2000
Index            15.6%         9.3%          1.5%      11.2%
11.1%                                  11.6%

Morningstar
Small Company
Fds Avg          16.0%         9.4%          3.0%      10.7%
12.7%                                  12.9%

Portfolio Turnover ........................................	19.3%

1 Total returns include reinvested dividends and gains.
2 The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.


International Fund
The INTF has performed well, and we are pleased to report that
Morningstar ranked the INTF in the top 19% of all funds in the Foreign Stock Funds category for the past 12 months (period ending 6/30/99).
	International markets continued their recovery in the second quarter.
Emerging markets have been exceptionally strong.   While there continue to
be many risks associated with international investing, we believe that the long-term potential is excellent. Some continued volatility would not be surprising as the year continues.

Performance for periods ending 6/30/99 1

Description      Last Quarter  Year-to-Date  One Year  Three Year Avg. Annual
Return2   Since Public Inception (5/28/97) 2    Since Private Inception(4/4/96)2

International
Fund (INTF)
A fund of funds
investing in
funds that
primarily invest
in foreign
stocks,
including
emerging markets.
Individual
stocks may be
owned.           9.1%          13.4%         10.0%      8.9%
4.9%                                  9.2%

EAFE Index       2.5%          4.0%          7.6%       8.8%
8.6%                                  8.6%

Morningstar
Foreign Stock
Fds Avg          7.0%          10.0%         5.6%       8.6%
7.4%                                  10.0%

Morningstar
Divers Emerg
Mkts Fds Avg     25.5%         34.8%         17.5%      -2.9%
-7.9%                                 -0.3%

Portfolio Turnover .................................. 1.7%

1 Total returns include reinvested dividends and gains.
2 The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.


AltCat (Alternative Categories) Fund
We are pleased to report that Morningstar ranked the ACF in the top
20% of all funds in the Mid-cap value Funds category for the past 12 months, and if compared to the Morningstar funds having a Multi-Asset Global objective, it would have been in the top 12%.
	The first half of 1999 saw a dramatic upturn in many of the mutual funds owned by the ACF. Most of these positions were chosen because of the potential participation in long-term economic trends. China continues to move forward economically. Energy prices recovered, and the long-term demand for natural resources is significant. This Fund will continue its diversified global approach, and many of its positions will continue to be aggressive.


Performance for periods ending 6/30/99 1

Description      Last Quarter  Year-to-Date  One Year  Three Year Avg. Annual
Return2   Since Public Inception (5/28/97) 2    Since Private Inception(4/4/96)2

AltCat Fund (ACF)
A multi-asset
global fund of
funds investing
in assets that
offer
opportunities
for growth.      15.4%         18.9%         13.3%      6.8%
5.4%                                  6.3%

Morningstar
Multi-Asset
Global Fds
Avg              4.7%          6.1%          6.4%       7.9%
7.7%                                  8.8%


Portfolio Turnover ........................................	0%

1 Total returns include reinvested dividends and gains.
2 The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

Notes regarding performance: Total Return assumes dividends and/or capital gains reinvested. STAAR Fund returns are based on Net Asset Value. Indexes such as the DOW Jones Industrials, Lehman Bros. (LB) and EAFE are unmanaged, and therefore have little or no expenses. Morningstar mutual fund indexes reflect net returns after expenses. Performance numbers are quoted directly or derived from data published in the Wall St. Journal ands other public sources and may be preliminary data. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio Holdings as of 6/30/99

1 SST INTERMEDIATE BOND FUND
Portfolio Valuation Date 6/30/99




    Quantity Description                UnitCost Price     Cost    MktVal
UnrealG/L  % of Val.


     62,493 Cash & Equiv.*               100.00  100.00  62,493    62,493
    0    4.7%

            Sub-Total Cash & Cash Equiv.                 62,493    62,493
    0    4.7%

            U.S. Treasury Obligations

    45,000  US Tr Nt 6.25 8/31/00         98.97  101.00  44,535    45,450
  915    3.4%

    20,000  US Tr Nt 6.375 8/15/02       100.45  101.78  20,089    20,356
  267    1.5%

    20,000  US Tr Nt 6.5 5/15/05         100.19  102.81  20,038    20,563
  525    1.5%

    25,000  US Tr Nt 7.0 7/15/06         100.77  105.91  25,192    26,477
1,285    2.0%

    20,000  US Tr Nt 5.5 2/15/08         100.42   97.19  20,084    19,438
(646)    1.5%

    90,000  US Tr Nt 5.375 2/15/01       101.35   99.88  91,213    89,888
(1,325)  6.8%

    50,000  US Tr Nt 5.5 12/31/00        102.69  100.06  51,344    50,032
(1,312)  3.8%

    30,000  US Tr Nt 5.25 5/15/04         97.75   98.34  29,325    29,503
  178    2.2%

            Sub-Total U.S.Treasury                      301,818   301,705
(113) 22.7%

            Gov. Agency Obligations

    50,000  FHLMC Deb 6.49 12/19/05      100.70   99.63  50,350    49,813
(537)    3.7%

    60,000  FHLMC Deb 6.25 6/24/08       100.00   95.50  60,000    57,300
(2,700)  4.3%

    20,000  Fed Hm Ln Bk 6.17  7/30/02   102.22  100.56  20,433    20,113
(330)    1.5%

    40,000  Fed Hm Ln Bk 5.925 8/14/03   100.98   98.66  40,391    39,462
(929)    3.0%

    60,000  Fed Hm Ln Bk 5.8 11/04/05     96.63   95.50  57,975    57,300
(675)    4.3%

    25,000  Fed Nat Mtg Ass 7.32 5/3/06  100.00  100.09  25,000    25,023
  23     1.9%

    35,000  Fed Nat Mtg Ass 7.37 3/09/07 103.12  100.13  36,092    35,046
(1,046)  2.6%

    75,000  Fed Nat Mtg Ass 5.39 11/5/03  99.56   96.29  74,672    72,218
(2,454)  5.4%

    20,000  TVA Pwr 93Ser 6.125 7/15/03   97.00   98.84  19,400    19,769
  369    1.5%

    13,000  TVA Pwr 95Ser 6.375 6/15/05   97.25  100.17  12,643    13,022
  379    1.0%

          Sub-Total Gov. Agency                       396,965   389,064
(7,901)  29.3%

            Corp. Agency Obligations
    50,000  Am. Gen. Corp. 6.25 3/15/03  103.07   98.92  51,537    49,460
(2,077)  3.7%

    25,000  Avco Fin Srv 7.375 8/15/01   102.00  102.30  25,500    25,575
    75   1.9%

    20,000  BellSouth Tele 6.5% 2/01/00  100.25  100.53  20,050    20,106
    56   1.5%

    30,000  Columb/HCA Hlth 6.87 9/15/03  98.63   93.90  29,588    28,170
(1,418)  2.1%

    20,000  DetEd SecMdTr59 6.27 3/15/00 100.00  100.29  20,000    20,058
    58   1.5%

     40,000  Disney Walt 6.375 3/30/01   102.79  100.65  41,117    40,260
 (857)   3.0%

   80,000  Ford Motor Cr 6.0 1/14/03     102.84   98.32  82,268    78,656
(3,612)  5.9%

    20,000  IBM NT BkEntNC 7.25 11/01/02 102.14  102.82  20,427    20,564
137      1.5%

    50,000  Lehman Bros. 6.625 2/5/06     97.07   95.96  48,534    47,980
(554)    3.6%

    40,000  Mellon Fin. Co. 6.0% 3/1/04  100.09   97.89  40,036    39,156
(880)    2.9%

    25,000  M Lynch&Co Nts NC 8.0 2/1/02 103.50  103.90  25,875    25,975
 100     2.0%

    45,000  M Lynch&Co Nt NC 5.5 2/12/04 100.00   95.31  45,000    42,890
(2,110)  3.2%

    15,000  Morg Stnly Nt 6.375 12/15/03  96.90   99.33  14,535    14,900
365      1.1%

    50,000  Morg Stnly Nt 5.625 1/20/04   99.72   96.34  49,859    48,170
(1,689)  3.6%

    35,000  NE Tele Co 6.125 10/01/06    101.03   96.23  35,359    33,681
(1,678)  2.5%

    40,000  Sears Acc Corp 6.92 6/17/04  104.80  100.49  41,920    40,196
(1,724)  3.0%

            Sub-Total Corp. Obligations                 591,603   575,796
(15,807) 43.3%

    Total Account                                       1,352,879 1,329,057
(23,821) 100.0%

* Net, including interest/dividend and expense accruals

Breakdown By General Asset Type

Cash & Equivalents = 5%
US Treasury & Gov't Agency = 52%
Corporate Bonds = 43%

Breakdown by General Rating

AAA Rated = 56%
AA Rated = 12%
A Rated = 28%
BBB Rated = 4%

     2 SST LONG TERM BOND FUND Portfolio Valuation Date 6/30/99



    Quantity Description                  UnitCost  Price    Cost     MktVal
UnrealG/L   % of Val.


    58,875   Cash & Equiv.*                1.00     1.00     58,875  58,875
0        7.6%

            Sub-Total Cash & Equiv.                           58,875  58,875
0 7.6%

            U.S.Treasury Obligations

    10,000  US Tr Nt 5.625 2/15/06          92.70    98.22    9,270    9,822
   552    1.3%

    75,000  US Tr Nt 7.25 5/15/16          105.59   109.94    79,194   82,454
 3,260   10.7%

    25,000  US Tr Nt 7.125 2/15/23         100.88   110.78    25,219   27,695
2,476    3.6%

    15,000  US Tr Nt 6.875 8/15/25          99.99   108.34    14,998   16,252
1,254    2.1%

    20,000  US Tr Nt 7.25 8/15/22          100.81   111.94    20,163   22,388
2,225    2.9%

    35,000  US Tr Nt 6.25 8/15/23          237.86   234.36    35,680   35,153
(527)    4.5%

    40,000 US Tr Nt 5.50 8/15/28           100.75    91.44    40,300   36,575
(3,725)  4.7%

            Sub-Total U.S. Treasury                          224,824  230,338
5,515    29.8%


            Gov. Agency Obligations

    20,000  FHLMC 7.375 10/25/11            99.50   100.34    19,900   20,069
169      2.6%

    35,000  FHLMC 6.85 5/14/13             100.28    96.59    35,099   33,808
(1,291)  4.4%

    30,000  FHLMC 6.42 8/19/13             101.26    92.22    30,379   27,666
(2,713)  3.6%

    25,000  FHLMC 6.7 2/15/11              102.94    99.50    25,734   24,875
(859) 3.2%

    40,000  Fedl Farm 6.9% 9/08/15         101.95   102.94    40,780   41,176
  396    5.3%

            Sub-Total Gov. Agency                            151,892  147,593
(4,299)  19.1%

            Corporate Obligations

    25,000  Arkansas Pwr & Lt 7.0 9/8/15   103.50    93.49    25,875   23,373
(2,502)  3.0%

    15,000  Bankamer Corp MTN 6.0 12/23/13 100.00    96.91    15,000   14,537
 (463)   1.9%

    15,000  Chase Man Corp MTN 6.5 5/6/13  100.25    94.84    15,038   14,226
 (812)   1.8%

    35,000  Citicorp 7.2 9/15/10           102.38   101.10    35,831   35,385
 (446)   4.6%

    20,000  Disney Mtn Semi 7.75 9/30/11   100.00   100.35    20,000   20,070
   70    2.6%

    40,000  Ford Mtr Cred MTN 7.0 9/20/10  101.00   100.67    40,400   40,268
 (132)   5.2%

    25,000  GE Cap Corp 6.4 1/16/13         99.75   100.01    24,938   25,003
   65    3.2%

    20,000  Gen Mot Corp Nts 7.10 3/15/06   99.31   100.94    19,861   20,188
  327    2.6%

    50,000  Merrill Lynch 6.33 2/25/14      99.40    97.30    49,700   48,650
(1,050)  6.3%

    15,000  Morgn Stnly Cap Gr 7.45 7/3/12 100.00   100.07    15,000   15,011
   11    1.9%

    15,000  So.Westn Bell Deb 6.75 6/01/08  96.25    98.81    14,438   14,822
  384    1.9%

    30,000  Xerox Cr Corp MTN 6.5 1/28/13  100.00   100.15    30,000   30,045
   45    3.9%

    35,000  Xerox Cr Corp MTN 6.5 2/11/13  100.00   100.10    35,000   35,035
   35    4.5%

            Sub-Total Corp. Obligations                       341,080 336,611
(4,468)  43.5%

    Total
    Account                                                   776,671 773,413
(3,251)  100.0%

    * Net, including interest/dividend and expense accruals

Breakdown By General Asset Type

Cash & Equivalents = 8%
US Treasury & Gov't Agency = 48%
Corporate Bonds = 44%

Breakdown by General Rating

AAA Rated = 60%
AA Rated = 9%
A Rated = 31%

  3 SST LARGER COMPANY STOCK FUND Portfolio Valuation Date 6/30/99

Quantity Description                        UnitCost Price   Cost     MktVal
UnrealG/L   % of Val.


    116,610 Cash & Equiv. *               1.00     1.00    116,610    116,610
0           5.2%

            Sub-Total Cash & Equiv.                        116,610    116,610
0 5.2%

    U.S. Lar
    ger Comp
    any Stoc
    k Mutual
    Funds

    7442    Bear Stearns S&P Stars A      21.09    26.41   156,914    196,532
39,618      8.7%

    1999    Clipper Fund                  69.84    78.22   139,604    156,351
16,747      6.9%

    5145    Fundamental Investors Fund    25.19    32.91   129,622    169,325
39,702      7.5%

    1196    Janus Twenty Fund             45.98    62.79    55,000     75,102
20,103      3.3%

    4581    Putnam Cap. Appreciation      22.84    23.14   104,632    106,006
 1,374      4.7%

    27725   Putnam Investors A Fund       13.11    16.26   363,414    450,814
87,400      19.9%

    6135    Torray Fund                   36.87    43.92   226,206    269,468
43,262      11.9%

    6369    Washington Mutual Investors   25.62    35.78   163,143    227,867
64,724      10.1%

            Sub-Total U.S. Larger Co.                    1,338,535   1,651,465
312,929     73.1%

    U.S. Lar
    ger Comp
    any Stoc
    k Unit
    Trusts

    10302   Peroni Top 10 Grwth Tr 99 Ser 11.08     13.24  114,146     136,398
22,252      6.0%

            Sub-Total Larger Co. Unit Tr                   114,146     136,398
22,252      6.0%

    U.S. Mi
    d-Cap L
    arger
    Company
    Stocks

    1539    Longleaf Partners             29.25    29.58    45,000     45,509
509 2.0%

    2634    Mairs and Power Growth Fund   79.64    101.63  209,739     267,652
57,913      11.8%

     772    Strong Schafer Value Fund     58.80    55.44    45,382      42,788
(2,594)     1.9%

            Sub-Total Mid-Cap Stocks                       300,121     355,950
55,828      15.7%

    Total
    Account                                                1,869,412 2,260,422
391,010     100%
    * Net, including interest/dividend and expense accruals

Breakdown By General Asset Type
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents = 5%
Domestic Stock = 88%
Foreign Stock = 3%
Bonds = 2%
Other = 2%

Breakdown by Management Style

Large Cap Growth = 38%
Large Cap Value = 36%
Large Cap Blend = 5%
Larger Mid Cap Value = 4%
Larger Mid Cap Blend = 12%
Cash Equiv. = 5%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

  4 SST SMALLER COMPANY STOCK FUND Portfolio Valuation Date 6/30/99


    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    59270   Cash & Equiv.*                1.00     1.00    59,270    59,270
0           3.5%

            Sub-Total Cash & Equiv.                        59,270    59,270
0 3.5%

    U.S.
    Small
    er
    Com
    pany
    Stock
    Mutu
    al
    Fund
    s

    12429   Acorn Fund                    16.35    18.59   203,212   231,059
27,847      13.4%

    8518   Frnkln Small Cap Growth Fd I   20.36    26.60   173,453   226,570
53,117      13.1%

    9276    Ivy Emerging Growth Fund A    26.37    33.71   244,628   312,704
68,076      18.1%

    9269    Putnam Cap. Opportunities     8.30     8.42    76,933    78,046
1,113       4.5%

    16682   Royce Opportunities Fd        6.89     6.94   115,000   115,773
773         6.7%

    8003    SSGA Small Cap Fund          19.46    18.20   155,736   145,659
(10,077)    8.4%

    6981    T Rowe Price New Horizons Fd  23.52    25.08   164,192   175,092
10,900      10.1%

            Sub-Total Smaller Co. Stocks                   1,133,154 1,284,902
151,749     74.3%

    U.S.
    Larger
    Com
    pany
    Stock
    Mutual
    Funds

    3531    Putnam Cap. Apprec. Fund A    21.70    23.14    76,616    81,715
5,099       4.7%

            Sub-Total Mid-Cap Smaller Co.                   76,616    81,715
5,099       4.7%

    U.S.
    Micr
    ocap
    Stock
    Mutu
    al
    Fund
    s

    14911   Frnkln Microcap Value Fund I  19.36    20.31   288,678   302,836
14,158      17.56%

            Sub-Total Microcap Stock                       288,678   302,836
14,158      17.56%

    Total
    Account                                                1,557,718 1,728,724
171,006     100%

    * Net, including interest/dividend and expense accruals

Breakdown By General Asset Type
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents = 3%
Domestic Stock = 90%
Foreign Stock = 3%
Other = 4%

Breakdown by Management Style

Small Cap Growth = 50%
Small Cap Value = 24%
Small Cap Blend = 18%
Large Cap Blend = 5%
Cash equiv. = 3%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

  5 SST INTERNATIONAL FUND Portfolio Valuation Date 6/30/99

    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    36127   Cash & Equiv.*                1.00     1.00   36,127     36,127
0           2.7%

            Sub-Total Cash & Equiv.                       36,127     36,127
0 2.7%

    Inter
    natio
    nal
    Stock
    Mutu
    al
    Fund
    s

    5509    Europacific Fund              26.24    32.39  144,541    178,449
33,908      10.4%

    6339    Hotchkis & Wiley Int'l Fund   22.29    25.73  141,317    163,100
21,783      9.5%

    6496    Ivy International Fund        35.92    44.12  233,321    286,615
53,294      16.7%

    18394   Putnam Int'l Growth Fund A    18.34    21.64  337,355    398,040
60,685      23.3%

    7857    T R Price Int'l Stock Fund    13.76    15.62  108,150    122,732
14,582      7.2%

    22866   Templeton Foreign Fund I      10.04    10.30  229,559    235,518
5,959       13.8%

    3136    Warburg Pincus Int'l Eq Fd    19.14    19.06   60,005     59,769
(236)       3.5%

            Sub-Total International Stock                 1,254,249  1,444,223
189,974     84.4%

    Develop
    ing Mar
    kets Mu
    tual
    Funds

    16468   Templeton Devel. Mkts Tr I    14.32    14.05  235,830    231,371
(4,459)     13.5%

            Sub-Total Devel. Markets                      235,830    231,371
(4,459)     13.5%

    Total
    Account                                               1,526,204  1,711,721
185,516     100%

    * Net, including interest/dividend and expense accruals

Breakdown By General Asset Type
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents = 2%
Foreign Stock = 94%
Other = 4%

Breakdown by Management Style

Large Cap Value = 40%
Large Cap Blend = 44%
Mid Cap Value = 14%
Cash Equiv. = 2%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

  6 SST ALTCAT FUND Portfolio Valuation Date 6/30/99

    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    31084   Cash & Equiv. *               1.00     1.00    31,084    31,084
0           6.3%

            Sub-Total Cash & Equiv.                        31,084    31,084
0           6.3%

    U.S.
    Mid-
    Cap
    Large
    r
    Com
    pany
    Stock
    Mutu
    al
    Fund
    s

    1091    Muhlenkamp Fund               34.49    43.49   37,618    47,682
10,064      9.7%

            Sub-Total Mid-Cap Stocks                       37,618    47,682
10,064      9.7%

    Glob
    al
    Small
    er
    Co.
    Stock
    Mutu
    al
    Fund
    s

    2294    Mutual Series Discovery Fd I  18.45    19.45   42,325    44,618
2,293       9.1%

    446     Small Cap World Fund I        25.97    28.81   11,576    12,840
1,264       2.6%

            Sub-Total Global Sm. Mutual                    53,901    57,458
3,558       11.7%

    Alter
    nativ
    e
    Cate
    gorie
    s

    1046    Franklin Gold Fund I          11.49    8.56    12,020     8,952
(3,068)     1.8%

    2401    Frnkln Real Estate Sec Fd I   14.50    15.12   34,806    36,296
1,490       7.4%

    2967    Frnkln Nat. Resources Fd I    14.52    13.44   43,087    39,871
(3,216)     8.1%

    955     Invesco Strategic Tech Fd     31.41    46.72   30,000    44,623
14,623      9.1%

    7960    Ivy China Region Fund A        8.13     8.81   64,684    70,129
5,445       14.3%

    4564    Templeton Latin Amer Fund I   10.64     9.59   48,561    43,772
(4,789)     8.9%

    1276    Templeton Global Real Est I   14.45    14.62   18,426    18,649
223         3.8%

    1218    Vanguard Special Energy Fund  22.27    22.98   27,124    27,986
862         5.7%

    640     Vanguard Special Health Fund  75.70    99.61   48,415    63,709
15,294      13.0%

            Sub-Total Alternative Cat.                     327,123   353,987
26,864      72.2%

    Total
    Account                                                449,725   490,210
40,485      100%

    * Net, including interest/dividend and expense accruals

Breakdown By General Asset Type
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents = 6%
US Flexibly Managed = 10%
Global Flexibly Managed = 9%
Global Smaller Cos. = 3%
Pacific Rim/China = 14%
Latin America = 9%
Specific Energy/Natural Resources = 14%
Prec. Metals/Mining = 2%
Real Estate & Related = 11%
Specific Health Care = 13%
Specific Technology = 9%

Breakdown by Management Style

Large Cap Growth = 13%
Mid Cap Growth = 9%
Mid Cap Value = 67%
Mid Cap Blend = 2%
Small Cap Growth = 3%
Cash Equiv. = 6%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Financial Statements
 For the Six Month Period Ending 6/30/99 (unaudited)

          Statement of Assets & Liabilities

(000's omitted)                                           IBF       LTBF
LCSF       SCSF       INTF        ACF
                       ASSETS
Investments in Securities at Value Identified             1,309        764
2,262      1,730      1,713        491
Cash (not including money market funds)                       0          0
0          0          0          0
Interest Receivable                                          21         10
1          0          0          0
                                        Total Assets      1,330        774
2,262      1,730      1,713        491

                     LIABILITIES
Accounts Payable for Securities                               0          0
0          0          0          0
Accounts Payable - Sr. Long-term Debt                         0          0
0          0          0          0
Accounts Payable- Other (incl. Advisor & TTEE Fee s)         (1)        (0)
(2)        (1)        (2)        (0)
                                   Total Liabilities         (1)        (0)
(2)        (1)        (2)        (0)

                     NET ASSETS                           1,330        775
2,264      1,732      1,714        492

Shares of Beneficial Interest Outstanding                 129,689   71,917
157,891    143,882    142,503     42,622
Net Asset Value Per Share                                 $10.25    $10.75
$14.32     $12.01     $12.01      $11.50

               Statement of Operations

Description                                               IBF       LTBF
LCSF       SCSF       INTF        ACF

                  INVESTMENT INCOME
Mutual Fund Dividends (Including Money Market Funds)       2.08       1.81
10.17       3.70       1.86       3.09
          Less: Foreign Withholding Taxes                  0.00       0.00
0.00       0.00       0.00       0.00
Interest                                                  39.22      22.85
0.00       0.00       0.00       0.00
                                        Total Income      41.31      24.66
10.17       3.70       1.86       3.09

                      EXPENSES
Advisory Fees                                              3.08       2.09
9.12       7.24       7.51       1.87
Directors Fees                                             0.56       0.31
0.91       0.72       0.74       0.19
Interest                                                   0.00       0.00
0.00       0.00       0.00       0.00
Marketing Distribs: 12-b-1                                 0.12       0.00
0.02       0.00       0.00       0.00
Other                                                      0.00       0.00
0.00       0.00       0.00       0.00
                                      Total Expenses       3.76       2.40
10.05       7.96       8.25       2.06
                                   Less: Fees Waived
                                        Net Expenses       3.76       2.40
10.05       7.96       8.25       2.06

                               Net Investment Income      37.54      22.26
0.12      (4.26)     (6.39)      1.03


REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS

Description                                              IBF        LTBF
LCSF       SCSF       INTF        ACF
Realized Long Term Capital Gains                           0.36       0.27
57.49       2.02       5.23       0.00
Unrealized Appreciation (Depreciation)                   (40.40)    (35.28)
148.91      81.65     220.08      73.55
Net Realized & Unrealized Appreciation (Depreciation)    (40.04)    (35.01)
206.40      83.66     225.31      73.55

     NET INCREASE IN NET ASSETS FROM OPERATIONS           (2.50)    (12.75)
206.52      79.41     218.92      74.58


         Statement of Change in Net Assets

Description                                               IBF       LTBF
LCSF      SCSF       INTF        ACF
  Increase/(Decrease) in net Assets from Operations
Net Investment Income                                      37.5       22.3
0.1       (4.3)      (6.4)       1.0
Accum Net Gains (Realized)                                  0.4       (0.3)
55.6        2.0       (5.2)       0.0
Accum-Apprec-or-Deprec (Unrealized)                       (40.4)     (35.3)
148.9       81.6      220.1       73.6
                                  Net Change from Ops      (2.5)     (13.3)
204.6       79.4      208.5       74.6

         Distributions to Shareholders from:
Investment  Income                                         16.5       10.5
0.0        0.0        0.0        0.0
Realized Long-Term gains                                    0.0        0.0
1.9        0.0        0.0        0.0
                                 Total Distributions       16.5       10.5
1.9        0.0        0.0        0.0

             Capital Share Transactions
Purchases                                                 263.2      176.6
550.7      330.6       27.4       33.4
Redemptions                                                80.0       15.7
112.3      155.1      249.5       17.7
Reinvestment of Dividends and Distributions                16.3       10.3
1.9        0.0        0.0        0.0
Net Increase in net assets from capital share transac     359.5      202.7
664.9      485.7      276.9       51.2

Net Assets Beginning of Period                            1,153.5      598.3
1,851.6    1,612.9    1,607.9      373.8
Net Assets End of Period                                  1,329.1      773.4
2,260.4    1,728.7    1,711.7      490.2
Total Increase in Net Assets                              175.6      175.1
408.8      115.9      103.9      116.4

          Statement of Change in Cash Flows

Description                                               IBF       LTBF
LCSF       SCSF       INTF        ACF

        CASH PROVIDED BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations                 (2.5)     (12.7)
206.5       79.4      218.9       74.6
Adjustments Required to reconcile to net assets
provided by operating activities
 Unrealized (Appreciation) Depreciation of Investments     40.4       35.3
(148.9)     (81.6)    (220.1)     (73.6)
 (Increase) Decrease in Interest Receivable (Accum NII)   (16.1)       6.7
3.9       (2.7)      16.4        4.0
Increase (Decrease) in Accrued Interest                    20.8        9.9
0.7        0.2        0.1        0.1
Increase (Decrease) in Taxes Payable                        0.0        0.0
0.0        0.0        0.0        0.0
Increase (Decrease) in Accounts Payable                    (0.7)      (0.5)
(1.9)      (1.5)      (1.5)      (0.4)

Net Cash Provided by Operating Activities                  41.9       38.7
60.2       (6.3)      13.8        4.7

         CASH USED BY INVESTMENT ACTIVITIES
Investments Purchased                                    (388.7)    (176.6)
(550.7)    (330.6)     (27.4)     (33.4)
Sales or Redemptions                                      115.0       30.4
326.8      314.1      142.8        0.0
Net Used by Investment Activities                        (273.7)    (146.2)
(223.9)     (16.5)     115.4      (33.4)

        CASH PROVIDED BY FINANCING ACTIVITIES
Shareholder Contributions                                 279.5      216.7
316.1      188.6      168.2       58.0
Shareholder Redemptions (including amounts re-investe      80.0       15.7
112.3      155.1      249.5       17.7
Dividends Declared                                        (16.5)     (10.5)
(1.9)       0.0        0.0        0.0
Dividends Reinvested by Shareholders                       16.3       10.3
1.9        0.0        0.0        0.0
Net Cash Provided by Financing Activities                 359.3      232.3
428.3      343.6      417.6       75.8

      INCREASE/(DECREASE) IN CASH DURING PERIOD           127.5      124.8
264.6      320.8      546.9       47.0

Page 9

STAAR Investment Trust
Supplementary Information -- Selected per Share Data and Ratios
Period from Public Inception (5/28/97) through June 30, 1999

                              IBF                     LTBF
LCSF
PER SHARE DATA              6/30/99 12/31/98 12/31/97 6/30/99 12/31/98 12/31/97
6/30/99 12/31/98 12/31/97
                            (6 mos.)                  (6 mos.)
(6 mos.)
Net Asset Value Beginning
Of Period                   $10.45  $10.22   $9.97    $11.16  $10.81   $10.25
$12.99  $12.16   $10.62

Net Investment Income       0.31    0.57     0.52     0.35    0.63     0.62
0.00    0.03     0.21
Net Realized & Unrealized
Gains                       (0.20)  0.19     0.13     (0.41)  0.30     0.50
1.34    1.56     2.37
Total Inc. from Operations  0.11    0.76     0.65     (0.06)  0.93     1.12
1.34    1.59     2.58

Distributions from Net
Investment Income           (0.14)  (0.51)   (0.39)   (0.16)  (0.58)   (0.56)
0.00    (0.04)   (0.21)
Distributions from Net
Realized Gains              0.00    (0.02)   (0.01)   0.00    0.00     0.00
(0.01)  (0.72)   0.83)
Total Distributions to
Shareholders                (0.14)  (0.53)   (0.40)   (0.16)  (0.58)   (0.56)
(0.01)  (0.76)   (1.04)

Net Asset Val. End of Per.  $10.25  $10.45   $10.22   $10.75  $11.16   $10.81
$14.32  $12.99   $12.16

Total Return                -0.65%   7.41%    7.00%   -2.16%   8.63%   11.18%
10.29%  13.10%   24.40%

RATIOS
Net Expenses to Daily Avg.
Net Assets                  0.62%    0.58%    0.56%    0.70%   0.69%    0.64%
0.98%   1.00%    0.65%
Net Investment Inc. to Avg  3.02%    5.48%    5.56%    3.18%   5.70%    5.86%
0.01%   0.23%    2.22%
Portfolio Turnover Rate     9.30%    22.54%   8.97%    4.36%   6.40%    0.00%
16.00%  30.21%   10.47%

NET ASSETS, END OF PERIOD
(000's omitted)             $1,330   $1,154   $622     $774    $598     $339
$2,264  $1,852  $1,276

INTF expense ratio includes foreign tax paid of .18% in 1997.

Advisory fees were waived for periods ending as follows:

                              IBF                     LTBF
LCSF
PER SHARE DATA              6/30/99 12/31/98 12/31/97 6/30/99 12/31/98 12/31/97
6/30/99 12/31/98 12/31/97
                            (6 mos.)                  (6 mos.)
(6 mos.)

Advisory Fees Waived        $0.00    $0.01    $0.02    $0.00   $0.01    $0.02
$0.00   $0.00    $0.05

                              SCSF                     INTF
ACF
PER SHARE DATA              6/30/99 12/31/98 12/31/97 6/30/99 12/31/98 12/31/97
6/30/99 12/31/98 12/31/97
                            (6 mos.)                  (6 mos.)
(6 mos.)

Net Asset Value Beginning
Of Period                  $11.45   $11.45   $10.31   $10.60  $10.50   $10.76
$9.67   $10.53   $10.25

Net Investment Income      (0.03)   (0.05)   0.13     0.04     0.07     0.16
0.03    0.13      0.10
Net Realized & Unrealized
Gains                      0.57      0.38    1.33     1.42     0.31     0.15
1.83    (0.73)    0.28
Total Inc. from Operations 0.54      0.33    1.46     1.38     0.38     0.31
1.85     (0.60)   0.38

Distributions from Net
Investment Income          0.00      0.00    (0.13)   0.00     (0.08)   (0.16)
0.00     (0.13)  (0.10)
Distributions from Net
Realized Gains             0.00      (0.33)  (0.19)   0.00     (0.20)   (0.41)
0.00     (0.13)   0.00
Total Distributions to
Shareholders               0.00      (0.33)   (0.32)  0.00      (0.28)   (0.57)
0.00      (0.26)  (0.10)

Net Asset Value
End of Period              $12.01    $11.45   $11.45  $12.01    $10.60   $10.50
$11.50    $9.67   $10.53

Total Return                4.95%     2.89%   14.10%  13.36%     3.64%    2.86%
18.89%    -5.75%   3.82%

RATIOS
Net Expenses to Daily Avg.
Net Assets                  0.99%     0.99%    0.97%   1.00%     1.17%    0.96%
1.00%     1.04%    0.82%
Net Investment Income to
Avg. Net Assets             -0.26%    -0.47%   1.36%   -0.39%    0.65%    1.76%
0.25%     1.24%    1.29%
Portfolio Turnover Rate     19.26%    6.45%    5.04%   1.67%     2.30%    0.00%
0.00%     0.02%    3.48%

NET ASSETS, END OF PERIOD
(000's omitted)             $1,732    $1,613   $1,177  $1,715    $1,608   $1,126
$491      $374     $307

* INTF expense ratio includes foreign tax paid of .18% in 1997.
Advisory fees were waived for periods ending as follows:

                              IBF                     LTBF
LCSF
PER SHARE DATA              6/30/99 12/31/98 12/31/97 6/30/99 12/31/98 12/31/97
6/30/99 12/31/98 12/31/97
                            (6 mos.)                  (6 mos.)
(6 mos.)

Advisory Fees Waived        $0.00    $0.01    $0.02    $0.00   $0.00    $0.00
$0.00   $0.00    $0.05

Offices of the Trust

604 McKnight Park Dr.
Pittsburgh, PA 15237

Investment Advisor

STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-Mail:   staar@iname.com

Web Site:  www.staarinvest.com

Transfer Agent for Shareholder Accounts

STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

Counsel

Alan Lefkowitz
Kabala & Geeseman
200 First Ave., Pittsburgh, PA 15222

Independent Auditors

Carson & Co.
201 Village Commons, Sewickley, PA 15143


Trustees

Ronald G. Benson
Coraopolis, PA
Business Consultant
Regional Coordinator, Fellowship of Companies for Christ, International

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker, Corporate Finance Associates

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial Advisors, Inc.




This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
The STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237	412-367-
9076